SHARE- BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
	Year ended December 31,
	2021	2020	2019

Share-based compensation – Attributable to equity holders of the Company	$892	$355	$814
Share-based compensation – Attributable to non-controlling interests (see Note 17f)	1,717	3,742	764

	$2,609	$4,097	$1,578

Schedule of Number of Share Options
	2021		2020		2019
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,030,702	6.24	4,335,017	7.08	4,389,523	7.46
Granted	987,750	3.69	1,046,500	1.37	750,000	1.67
Exercised	(151,995)	2.81	(43,438)	2.45	-	-
Forfeited	(632,507)	9.06	(1,307,377)	6.98	(804,506)	7.13

Outstanding at December 31,	4,233,950	5.54	4,030,702	6.24	4,335,017	7.08

Exercisable at December 31,	2,558,643	7.31	2,556,360	8.54	2,855,405	9.09

Schedule of number of Restricted Stock Units (RSU)
	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1, 2021	-	-
Granted	270,900	2.3
Vested	(4,125)	2.42
Forfeited	(19,000)	2.42

Outstanding at December 31, 2021	247,775	2.28

Schedule of Share Options Outstanding
	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
0.54 - 1.80	872,927	7.79	1.36
1.84 - 3.40	1,132,750	8.93	2.69
3.43 - 4.98	359,373	6.58	3.83
5.73 -8.03	939,400	4.08	6.05
8.49 - 10.77	228,000	2.40	9.41
12.14 - 22.85	701,500	2.10	14.30

Total	4,233,950	5.94	5.54

Schedule of Assumptions Used to Value Options
	2021	2020	2019

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	43-47	34-41	33-34
Risk-free interest rate (%)	0.9-1.9	0.2-0.9	0.97-1.51
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10	5-10

Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Share Options
	2021		2020
	Number of options	Weighted average exercise prices ($)	Number of options *)	Weighted average exercise prices ($) *)

Outstanding on January 1,	1,798,780	0.88	460,038	0.13
Granted	318,302	1.64	1,433,648	1.08
Exercised	(203,826)	0.03	(36,520)	0.25
Forfeited	(11,264)	0.21	(58,386)	0.20

Outstanding on December 31,	1,901,992	1.39	1,798,780	0.88

Exercisable on December 31,	730,753	1.62	785,236	0.55

*) Number of options and weighted average exercise price are adjusted to represent a 1:10 split in Canonic Ltd.’s ordinary shares on June 8, 2021, effected through issuance of bonus options and a proportional decrease in the exercise price of the options.

Schedule of Assumptions Used to Value Options
	2021	2020

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	65-96	46-90
Risk-free interest rate (%)	0.11-1.56	0.07-0.9
Suboptimal factor	1.2-2.5	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10